related party transactions	12 Months Ended
Dec. 31, 2023
related party transactions
related party transactions
30	related party transactions
(a)	Transactions with key management personnel

Our key management personnel have authority and responsibility for overseeing, planning, directing and controlling our activities and consist of our Board of Directors and our Executive Team.

Total compensation expense for key management personnel, and the composition thereof, is as follows:

Years ended December 31 (millions)	2023	2022
Short-term benefits	$20	$17
Post-employment pension [1] and other benefits	12	10
Share-based compensation [2]	39	65
	$71	$92

1

The members of our Executive Team are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit and defined contribution pension plans.

2

We accrue an expense for the notional subset of our restricted share units with market performance conditions using a fair value determined by a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense in respect of restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

As disclosed in Note 14, we made initial awards of share-based compensation in 2023 and 2022 to our key management personnel, as set out in the following table. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense is being recognized rateably over a period of years and thus only a portion of the 2023 and 2022 initial awards is included in the amounts in the table above.

	Number of	Notional	Grant-date
Years ended December 31 ($ in millions)	units	value [1]	fair value [1]
2023
TELUS Corporation
Restricted share units	1,237,272	$34	$36
TELUS International (Cda) Inc.
Restricted share units	353,789	10	10
		$44	$46
2022
TELUS Corporation
Restricted share units	1,007,431	$32	$39
TELUS International (Cda) Inc.
Restricted share units	265,617	9	9
		$41	$48

1

The notional value of restricted share units is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). The notional value of share options has been determined using an option pricing model.

The amount recorded for liability-accounted restricted share units and share options outstanding as at December 31, 2023, was $NIL (2022 - $1 million).

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, TELUS Corporation Common Shares or cash. Deferred share units entitle directors to a specified number of TELUS Corporation Common Shares. Deferred share units are settled when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the years ended December 31, 2023 and 2022, no amounts were paid out in respect of deferred share units accounted for as liabilities and 534,420 (2022 - NIL) deferred share units accounted for as equity, with a weighted average grant-date fair value of $23.56 (2022 - N/A) were settled in equity. As at December 31, 2023 and 2022, no share-based compensation awards accounted for as liabilities were outstanding.

Employment agreements with members of the Executive Team typically provide for severance payments if an executive’s employment is terminated without cause: generally, 18–24 months of base salary, benefits and accrual of pension service in lieu of notice, and 50% of base salary in lieu of an annual cash bonus. In the event of a change in control, Executive Team members are not entitled to treatment any different than that given to our other employees with respect to non-vested share-based compensation.

(b)	Transactions with defined benefit pension plans

During the year ended December 31, 2023, we provided our defined benefit pension plans with management and administrative services on a cost recovery basis and actuarial services on an arm’s-length basis; the charges for these services amounted to $10 million (2022 – $7 million).

(c)	Transactions with real estate joint ventures and associate

During the years ended December 31, 2023 and 2022, we had transactions with the real estate joint ventures, which are related parties, as set out in Note 21. As at December 31, 2023, we had recorded lease liabilities of $84 million (2022 - $87 million) in respect of our TELUS Sky leases, and monthly cash payments are made in accordance with the lease agreements; as at the statement of financial position date, one-third of those amounts is due to our economic interest in the real estate joint venture.

During the year ended December 31, 2023, we increased our investment in Miovision Technologies Incorporated, as set out in Note 21(b).